Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 31,173	$ 100,533
Loss on disposal of assets		114,013
Impairment loss